LONG-TERM OBLIGATIONS - Schedule of Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Debt Issuance Costs, Net	$ 13.5
Finance lease obligations	3.7	$ 0.0
Net debt	1,172.0
Total debt	1,175.7	1,214.7
Notes payable and current portion of long-term debt	(6.9)	(4.1)
Long-term debt, less current portion	1,168.8	1,210.6
Revolving Credit Facility
Debt Instrument [Line Items]
Net debt	$ 0.0	$ 237.0
Senior Notes | 5-5/8% Senior Notes due February 1, 2025
Debt Instrument [Line Items]
Interest rate of debt securities (as a percent)	5.625%	5.625%
Debt Issuance Costs, Net	$ 7.5	$ 8.9
Net debt	592.5	591.1
Senior Notes | Original Term Loan
Debt Instrument [Line Items]
Debt Issuance Costs, Net	4.0	5.0
Net debt	383.8	386.4
Senior Notes | 2019 Term Loan (net of discount)
Debt Instrument [Line Items]
Debt Issuance Costs, Net	2.1
Net debt	195.6	0.0
Other Debt Obligations
Debt Instrument [Line Items]
Net debt	$ 0.1	$ 0.2